Schedule of total revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Digital assets mined	$ 10,660,663	$ 6,433,870	$ 23,476,975	$ 17,441,919
Refunds and other adjustments	(9,812)		(9,812)	1,061
Total revenue	$ 10,650,851	$ 6,433,870	$ 23,467,163	$ 17,442,980